Note 09 - a.1) Financing, Long-term debt, foreign (Detail) (USD $) In Millions	3 Months Ended
Mar. 31, 2011
Issuance of Debt 1
Company	PifCo
Date	Jan/2011
US$	$ 6,000
Maturity	2016,2021 and 2041
Description	Global Notes in the amounts of US$2,500, US$ 2,500 and US$1,000 at rates of 3.875%; 5.375% and 6.75% p.a., respectively.
Issuance of Debt 2
Company	PNBV
Date	Mar/2011
US$	650
Maturity	2015 and 2021
Description	Financing obtained from the Bank Tokyo-Mitsubish - Libor plus 1.25% p.a. and from the Bank Santander S.A., HSBC Bank PLC, HSBC Bank USA, N.A. and Sace S.P.A. - Libor plus 1.10% p.a.
Issuance of Debt 3
Company	Charter
Date	Jan/2011
US$	750
Maturity	2018
Description	Financing obtained from the Standard Shatered, Libor plus 1.5% p.a.
Total amount of issuance of debt
US$	$ 7,400